Future Minimum Rental Payments Due Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 54,034
2014	45,461
2015	30,775
2016	18,038
2017	7,981
Thereafter	15,889
Future minimum lease payments	$ 172,178	[1]

[1]	Includes the Partnership's minimum rental payments for CMO acquired on December 20, 2012.